Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Nov. 18, 2016	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Textual)
Aggregate matching contributions			$ 37	$ 33
Product liability insurance			$ 5,000
Defined contribution plan, description		all employees of the Company who are at least twenty-one years of age and who have completed three months of service are eligible to participate in the 401(k) Plan. The 401(k) Plan is a defined contribution plan that provides that participants may make salary deferral contributions, of up to the statutory maximum allowed by law (subject to catch-up contributions) in the form of voluntary payroll deductions. As of April 1, 2020 the Company decided to not match 401(k) contributions until the Company becomes profitable. The Company’s aggregate matching contributions were $11 and $18 for the six months ended June 30, 2020 and 2019, respectively, and $0 and $15 for the three months ended June 30, 2020 and 2019, respectively.	all employees of the Company who are at least twenty-one years of age and who have completed three months of service are eligible to participate in the 401(K) Plan. The 401(K) Plan is a defined contribution plan that provides that participants may make salary deferral contributions, of up to the statutory maximum allowed by law (subject to catch-up contributions) in the form of voluntary payroll deductions. The Company’s matching contribution is equal to 100 percent on the first four percent of a participant’s compensation which is deferred as an elective deferral.
Annual aggregate coverage			$ 10,000
Renewal term of agreement, description			we have not had any claims to date, it is possible that future product liability claims could have a material adverse effect on our business or financial condition, results of operations or cash flows.
Rent expense				$ 79
Operating Leases, Future Minimum Payments Due, Next Twelve Months			$ 69
Operating Leases, Future Minimum Payments, Due in Two Years			77
Operating Leases, Future Minimum Payments, Due in Three Years			80
Operating Leases, Future Minimum Payments, Due in Four Years			3
Total future minimum lease payments			229
Receivable with Imputed Interest, Net Amount		$ (28)	(37)
Total Lease Liability			$ 192
Supply Agreement Member
Commitments and Contingencies (Textual)
Expiration date of agreement	Dec. 31, 2018